February 20, 1998






Securites and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C.  20549


Re:    Nuveen Rule 497(j) Filing
        File No. 333-34613


Dear Sir or Madam:




In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus contained in the most recent amendments to the Registration Statements on Form S-6 (the "Registration Statements") for each of the Series do not differ from that which would have been filed pursuant to
 Rule 497(b) of the Securities Act.  These Registration Statements were filed via magnetic tape with the Commission on February 23, 1998



Very truly yours,


JOHN NUVEEN & CO. INCORPORATED








______________________________
 Gifford R. Zimmerman
 Vice President